Other Accounts Liabilities - Schedule of Other Account Liabilities (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Other accounts liabilities		$ 517,711	$ 380,732
Employees and Related Institutions [Member]
Other accounts liabilities		110,220	135,901
Accrued Expenses [Member]
Other accounts liabilities		392,442	184,616
Right of Use Liability Arising from Operating Lease [Member]
Other accounts liabilities		15,049	52,093
Affiliated Company [Member]
Other accounts liabilities	[1]		$ 8,122

[1]	On April 2, 2019, the Company invested 10,000 Canadian Dollars for 20% of the outstanding shares of Savecann Solutions Inc. ("Savescann") a newly formed company registered in Canada. Savecann intended to market the Company's solutions to the Cannabis market.